Income Tax Status - Additional Information (Details) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, tax determination letter, obtained [true false]	true
EBP, tax determination letter, date	Jun. 30, 2020